Related parties transactions - Key management compensation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Related Party [Abstract]
Cash and other compensation	$ 18.7	$ 19.3	$ 12.8
Post-employment benefits	0.9	0.9	1.1
Equity-based compensation	22.4	20.9	9.2
Total	$ 42.0	$ 41.1	$ 23.1